Note 20 - Operating Segments - Summary of Financial Information for the Reportable Segments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Net Interest Income		$ 10,835,000	$ 8,685,000
Provision for Loan Losses		830,000	303,000
Net Interest Income after Provision for Loan Losses		10,005,000	8,382,000
Insurance commissions		490,000	419,000
Income from bank-owned life insurance		80,000	80,000
Net gain on loans held for sale		4,319,000	3,014,000
Gain on the sale of SBA loans		115,000	265,000
Unrealized losses on investment securities available for sale			(4,000)
(Loss) gain on sales and write-downs of other real estate owned		(197,000)	(221,000)
Total Non-Interest Income		6,655,000	4,953,000
Salaries and employee benefits		8,427,000	6,947,000
Directors’ fees and expenses		232,000	223,000
Occupancy and equipment		913,000	692,000
Data processing		717,000	508,000
Professional fees		541,000	416,000
FDIC deposit insurance assessment		121,000	15,000
Other real estate owned expenses		42,000	22,000
Advertising		113,000	195,000
Amortization of Intangible Assets, Total		49,000	49,000
Other		968,000	841,000
Total Non-Interest Expense		12,123,000	9,908,000
Pretax Segment Profit		4,537,000	3,427,000
Segment Assets		484,075,000	302,540,000
Mortgage Banking and Abstract Fees [Member]
Non-interest revenue		1,579,000	1,152,000
Real Estate Sales Commissions [Member]
Non-interest revenue		159,000	180,000
Other Fees and Services Fees [Member]
Non-interest revenue		109,000	68,000
Quaint Oak Bank [Member]
Net Interest Income	[1]	11,190,000	8,845,000
Provision for Loan Losses	[1]	830,000	303,000
Net Interest Income after Provision for Loan Losses	[1]	10,360,000	8,542,000
Insurance commissions	[1]	490,000	419,000
Income from bank-owned life insurance	[1]	80,000	80,000
Net gain on loans held for sale	[1]		1,000
Gain on the sale of SBA loans	[1]	115,000	265,000
Unrealized losses on investment securities available for sale	[1]		(4,000)
(Loss) gain on sales and write-downs of other real estate owned	[1]	(197,000)	(221,000)
Total Non-Interest Income	[1]	1,679,000	1,437,000
Salaries and employee benefits	[1]	6,980,000	5,768,000
Directors’ fees and expenses	[1]	232,000	223,000
Occupancy and equipment	[1]	631,000	478,000
Data processing	[1]	470,000	366,000
Professional fees	[1]	501,000	357,000
FDIC deposit insurance assessment	[1]	121,000	15,000
Other real estate owned expenses	[1]	42,000	22,000
Advertising	[1]	92,000	140,000
Amortization of Intangible Assets, Total	[1]	49,000	49,000
Other	[1]	909,000	780,000
Total Non-Interest Expense	[1]	10,027,000	8,198,000
Pretax Segment Profit	[1]	2,012,000	1,781,000
Segment Assets	[1]	422,230,000	286,986,000
Quaint Oak Bank [Member] | Mortgage Banking and Abstract Fees [Member]
Non-interest revenue	[1]	923,000	649,000
Quaint Oak Bank [Member] | Real Estate Sales Commissions [Member]
Non-interest revenue	[1]	159,000	180,000
Quaint Oak Bank [Member] | Other Fees and Services Fees [Member]
Non-interest revenue	[1]	109,000	68,000
Quaint Oak Bank, Mortgage [Member]
Net Interest Income		(355,000)	(160,000)
Provision for Loan Losses
Net Interest Income after Provision for Loan Losses		(355,000)	(160,000)
Insurance commissions
Income from bank-owned life insurance
Net gain on loans held for sale		4,320,000	3,013,000
Gain on the sale of SBA loans
Unrealized losses on investment securities available for sale
(Loss) gain on sales and write-downs of other real estate owned
Total Non-Interest Income		4,976,000	3,516,000
Salaries and employee benefits		1,447,000	1,179,000
Directors’ fees and expenses
Occupancy and equipment		282,000	214,000
Data processing		247,000	142,000
Professional fees		40,000	59,000
FDIC deposit insurance assessment
Other real estate owned expenses
Advertising		21,000	55,000
Amortization of Intangible Assets, Total
Other		59,000	61,000
Total Non-Interest Expense		2,096,000	1,710,000
Pretax Segment Profit		2,525,000	1,646,000
Segment Assets		61,845,000	15,554,000
Quaint Oak Bank, Mortgage [Member] | Mortgage Banking and Abstract Fees [Member]
Non-interest revenue		656,000	503,000
Quaint Oak Bank, Mortgage [Member] | Real Estate Sales Commissions [Member]
Non-interest revenue
Quaint Oak Bank, Mortgage [Member] | Other Fees and Services Fees [Member]
Non-interest revenue

[1]	Includes Quaint Oak Bancorp, Inc. and the Bank's Subsidiaries, Quaint Oak Real Estate, Quaint Oak Abstract, Quaint Oak Insurance Agency, and QOB Properties.